                                    GMO TRUST

           AMENDED AND RESTATED SUPPLEMENT DATED SEPTEMBER 1, 2000 TO
                    GMO TRUST PROSPECTUS DATED JUNE 30, 2000

U.S. BOND/GLOBAL ALPHA A FUND, INTERNATIONAL BOND FUND, CURRENCY HEDGED INTERNATIONAL BOND FUND AND GLOBAL BOND FUND

Effective September 1, 2000, each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund (each, an "Investing Fund") may invest a portion of its assets in shares of the GMO Emerging Country Debt Fund ("ECDF"). The Prospectus is amended as follows:

1. In the "Notes to Fees and Expenses," the following text is added at the end of existing footnote 3: "In addition, with respect to each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund, the Manager will reimburse each Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses (excluding all Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose) incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund, exceeds the Fund's Post-Reimbursement Expense Limitation, subject to a maximum total reimbursement to such Fund equal to the Fund's Post-Reimbursement Expense Limitation.

2. In the "Fees and Expenses" table, a new footnote (footnote 16) now applies to the Shareholder Service Fee column for each Fund, and reads as follows: "The Fund may invest in Class III Shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all Shareholder Service Fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect Shareholder Service Fees borne by shareholders of the Fund will not exceed 0.15%."

3. The last bullet point listed under the section entitled "Distributions and Taxes" which appears on page 59 of the Prospectus applies to investments by the Investing Funds in ECDF.

As a result of the Investing Funds' investment in ECDF, the Investing Funds will indirectly be exposed to all of the risks of an investment in ECDF. For more information about these risks, see "Summary of Principal Risks" on page 35 of the Prospectus.


LEVERAGING RISK

The text on page 39 of the Prospectus under the caption "Leveraging Risk" is deleted in its entirety and replaced with the following text:

"Each Fund's portfolio may be economically leveraged if a Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in economic leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it was leveraged.

The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets."

GMO DOMESTIC BOND FUND, GMO U.S. BOND/GLOBAL ALPHA A FUND, GMO U.S. BOND/GLOBAL ALPHA B FUND, GMO INTERNATIONAL BOND FUND, GMO CURRENCY HEDGED INTERNATIONAL BOND FUND, GMO GLOBAL BOND FUND, GMO EMERGING COUNTRY DEBT FUND, GMO SHORT-TERM INCOME FUND AND GMO INFLATION INDEXED BOND FUND

Notwithstanding references to the contrary in the GMO Trust Prospectus (see, e.g., "Fees and Expenses," "Notes to Fees and Expenses" and "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund"), effective July 26, 2000, the GMO Alpha LIBOR Fund will no longer charge a purchase premium in connection with the purchase of its shares. As a result, none of the above-referenced Funds will pay a purchase premium in connection with the purchase of shares of the GMO Alpha LIBOR Fund.

                                    GMO TRUST

                      SUPPLEMENT DATED SEPTEMBER 1, 2000 TO

        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

      GMO FUNDAMENTAL VALUE FUND STATEMENT OF ADDITIONAL INFORMATION DATED
                                 JUNE 30, 2000

  GMO TAX-MANAGED FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

    GMO PELICAN FUND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000


1) Effective September 1, 2000, the following non-fundamental investment policies have been eliminated for the Funds noted below:


ALL U.S. EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS (EXCEPT EMERGING MARKETS FUND, EVOLVING COUNTRIES FUND AND ASIA FUND), TAX-MANAGED FUNDS AND FUNDAMENTAL VALUE FUND

Notwithstanding the policies set forth for each of the U.S. Equity Funds, International Equity Funds (except Emerging Markets Fund, Evolving Countries Fund and Asia Fund), Tax-Managed Funds and Fundamental Value Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated:

     "The Fund expects that normally less than 5% of its net assets will be exposed to cash and money market instruments. This limitation does NOT include cash and money market instruments in margin accounts or otherwise covering exposure achieved through derivative instruments ("equitized cash")."

EMERGING MARKETS FUND, EVOLVING COUNTRIES FUND AND ASIA FUND

Notwithstanding the policies set forth for each of the Emerging Markets Fund, Evolving Countries Fund and Asia Fund in the Statement of Additional Information, the following non-fundamental investment policies have been eliminated:

     "No more than 25% of the Fund's total assets will be invested in shares of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets."

     "The Fund will not normally have greater than 10% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin account or otherwise covering exposure achieved through derivative instruments ("equitized cash")."


2) Effective September 1, 2000, the non-fundamental investment policies of the Funds noted below are modified as follows:

FOREIGN FUND
Notwithstanding any references to the contrary in the Statement of Additional Information, the Foreign Fund's non-fundamental investment policy that "[n]o more than 10% of the Fund's net assets will be invested in illiquid securities" has been modified as follows:

     "No more than 15% of the Fund's net assets will be invested in illiquid securities."


U.S. BOND/GLOBAL ALPHA A FUND, INTERNATIONAL BOND FUND, CURRENCY HEDGED INTERNATIONAL BOND FUND AND GLOBAL BOND FUND
The investment policies of each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund, as set forth in the Statement of Additional Information, have been modified to reflect that each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund may invest in securities indirectly through investments in GMO Emerging Country Debt Fund.

In addition, by reason of the ability of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund to invest in GMO Emerging Country Debt Fund, the last paragraph of "Taxes - Tax Implications of Certain Investments" in the Statement of Additional Information applies to investments by these Funds in GMO Emerging Country Debt Fund.

ALL FUNDS
Notwithstanding any references to the contrary in the Statement of Additional Information, including without limitation under "Description and Risks of Fund Investments -- Illiquid Securities" and under Non-Fundamental Investment Restriction No. 3, the Funds' liquidity policy is as follows:

     "The Funds may not invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

     Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

     For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees."


3) Effective September 1, 2000, the following new subsection is added under the section of the Statement of Additional Information entitled "Description and Risks of Fund Investments":

     "INVESTMENTS IN OTHER INVESTMENT COMPANIES

     Certain GMO Fixed Income Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds."


                                     - 3 -